Schedule of Operating Right-of-use Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Balance of Operating ROU asset	$ 896,788	$ 3,623,078		$ 4,948,393
Theralink Technologies Inc [Member]
Operating office lease	1,212,708		$ 1,212,708
Less accumulated reduction	(108,362)		(57,847)
Balance of Operating ROU asset	$ 1,104,346		$ 1,154,861